Business acquisition (Details) - CNY (¥) ¥ in Thousands	1 Months Ended
	Oct. 31, 2023	Apr. 30, 2023	Feb. 28, 2023
Gap (Shanghai) Commercial Co., Ltd.
Business acquisition
Percentage of equity interests acquired			100.00%
Total consideration			¥ 176,385
Shanghai Mansen Brand Management Co., Ltd
Business acquisition
Percentage of equity interests acquired		51.00%
Total consideration		¥ 32,640
Fair value change on contingent consideration paid		¥ 10,588
Hangzhou Baichen Technology Co., Ltd.
Business acquisition
Percentage of equity interests acquired	51.00%
Total consideration	¥ 3,112
Fair value change on contingent consideration paid	¥ 762